Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating segment and geographic data
Revenues	$ 39,830	$ 41,848	$ 39,336
Operational EBITDA	5,400	6,075	5,555
Depreciation and amortization	(1,305)	(1,318)	(1,182)
Restructuring and restructuring-related expenses	(235)	(252)	(180)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	482	(181)	(199)
Foreign exchange/commodity timing differences in income from operations, unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(223)	60	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(42)	14	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	101	(11)	(43)
Income from operations	4,178	4,387	4,058
Interest and dividend income	80	69	73
Interest and other finance expense	(362)	(390)	(293)
Income from continuing operations before taxes	3,896	4,066	3,838
Discrete Automation and Motion
Operating segment and geographic data
Revenues	9,296	8,909	8,480
Depreciation and amortization	(309)	(285)	(263)
Low Voltage Products
Operating segment and geographic data
Revenues	7,117	7,338	6,276
Depreciation and amortization	(301)	(323)	(250)
Process Automation
Operating segment and geographic data
Revenues	7,745	8,287	7,946
Depreciation and amortization	(88)	(87)	(82)
Power Products
Operating segment and geographic data
Revenues	8,782	9,096	8,987
Depreciation and amortization	(217)	(223)	(209)
Power Systems
Operating segment and geographic data
Revenues	6,686	8,025	7,575
Depreciation and amortization	(175)	(183)	(174)
Corporate and Other
Operating segment and geographic data
Revenues	204	193	72
Depreciation and amortization	(215)	(217)	(204)
Corporate and Other and Intersegment elimination
Operating segment and geographic data
Operational EBITDA	(342)	(328)	(277)
Intersegment elimination
Operating segment and geographic data
Revenues	(4,941)	(5,476)	(5,009)
Intersegment elimination | Discrete Automation and Motion
Operating segment and geographic data
Revenues	846	1,006	925
Intersegment elimination | Low Voltage Products
Operating segment and geographic data
Revenues	415	391	362
Intersegment elimination | Process Automation
Operating segment and geographic data
Revenues	203	210	210
Intersegment elimination | Power Products
Operating segment and geographic data
Revenues	1,551	1,936	1,730
Intersegment elimination | Power Systems
Operating segment and geographic data
Revenues	334	350	277
Intersegment elimination | Corporate and Other
Operating segment and geographic data
Revenues	1,592	1,583	1,505
Operating
Operating segment and geographic data
Revenues	39,830	41,848	39,336
Operating | Discrete Automation and Motion
Operating segment and geographic data
Revenues	10,142	9,915	9,405
Operational EBITDA	1,760	1,783	1,735
Operating | Low Voltage Products
Operating segment and geographic data
Revenues	7,532	7,729	6,638
Operational EBITDA	1,429	1,468	1,219
Operating | Process Automation
Operating segment and geographic data
Revenues	7,948	8,497	8,156
Operational EBITDA	1,029	1,096	1,003
Operating | Power Products
Operating segment and geographic data
Revenues	10,333	11,032	10,717
Operational EBITDA	1,519	1,637	1,585
Operating | Power Systems
Operating segment and geographic data
Revenues	7,020	8,375	7,852
Operational EBITDA	5	419	290
Operating | Corporate and Other
Operating segment and geographic data
Revenues	$ 1,796	$ 1,776	$ 1,577